Note 5 - Transactions With Related Parties (Tables)	6 Months Ended
Jun. 30, 2020
Central Mare [Member]
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Six Months Ended June 30,
	2019	2020	Presented in:
Executive officers and other personnel expenses	180	180	General and administrative expenses - Statements of comprehensive loss
Amortization of awarded shares	(17)	(17)	Management fees - related parties - Statements of comprehensive loss
Total	163	163
	Six Months Ended June 30,
	2019	2020	Presented in:
Management fees	108	31	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
	1,013	1,063	Management fees - related parties -Statements of comprehensive loss
Supervision services fees	44	22	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Superintendent fees	97	49	Vessel operating expenses -Statements of comprehensive loss
	164	73	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Accounting and reporting cost	120	150	Management fees - related parties -Statements of comprehensive loss
Commission for sale and purchase of vessels	-	3,377	Management fees - related parties -Statements of comprehensive loss
	-	1,123	Gain from vessel sales -Statements of comprehensive loss
	-	453	Capitalized in Investments in unconsolidated joint ventures –Balance sheet
Commission on charter hire agreements	370	413	Voyage expenses - Statements of comprehensive loss
Total	1,916	6,754